Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease right of use assets additions through spin off	$ 25
Operating lease liabilities additions through spin off	34
Finance lease income	$ 12	$ 16	$ 13